Condensed Statements of Operations (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.18)	$ (0.47)	$ (0.33)	$ (1.12)
Earnings Per Share, Diluted	$ (0.18)	$ (0.47)	$ (0.33)	$ (1.12)
Weighted Average Number of Shares Outstanding, Basic	8,287,669	7,821,515	8,119,982	4,373,668
Weighted Average Number of Shares Outstanding, Diluted	8,287,669	7,821,515	8,119,982	4,373,668